FINANCIAL INSTRUMENTS - Commodity Price Risk (Details) - Commodity price risk - Cash flow hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Assets	$ 3.5	$ 3.7
Liabilities	(12.0)	(2.3)
Accumulated cash flow hedge fair value reserve (before tax)	(2.1)	1.8
Fair value changes used for calculating hedge ineffectiveness, Hedging instruments	(2.1)	1.8
Fair value changes used for calculating hedge ineffectiveness, Hedged items	2.1	(1.8)
Brent crude oil option contracts
Disclosure of detailed information about hedging instruments [line items]
Risk exposure associated with instruments sharing characteristic	(5.9)
Increase of 10%, sensitivity analysis	(0.5)
Decrease of 10%, sensitivity analysis	(14.3)
Assets	1.6	1.8
Liabilities	(7.5)	(1.3)
Accumulated cash flow hedge fair value reserve (before tax)	(3.4)	0.9
Fair value changes used for calculating hedge ineffectiveness, Hedging instruments	(3.4)	0.9
Fair value changes used for calculating hedge ineffectiveness, Hedged items	3.4	(0.9)
WTI crude oil option contracts
Disclosure of detailed information about hedging instruments [line items]
Risk exposure associated with instruments sharing characteristic	(2.6)
Increase of 10%, sensitivity analysis	1.6
Decrease of 10%, sensitivity analysis	(9.8)
Assets	1.9	1.9
Liabilities	(4.5)	(1.0)
Accumulated cash flow hedge fair value reserve (before tax)	1.3	0.9
Fair value changes used for calculating hedge ineffectiveness, Hedging instruments	1.3	0.9
Fair value changes used for calculating hedge ineffectiveness, Hedged items	(1.3)	(0.9)
Gold bullion option contracts
Disclosure of detailed information about hedging instruments [line items]
Risk exposure associated with instruments sharing characteristic	8.1
Increase of 10%, sensitivity analysis	24.8
Decrease of 10%, sensitivity analysis	0.7
Assets	8.1	0.0
Liabilities	0.0	0.0
Accumulated cash flow hedge fair value reserve (before tax)	0.0	0.0
Fair value changes used for calculating hedge ineffectiveness, Hedging instruments	0.0	0.0
Fair value changes used for calculating hedge ineffectiveness, Hedged items	$ 0.0	$ 0.0